INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expense Related to Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses	$ 4,328	$ 5,716	$ 5,816
2017	3,461
2018	2,394
2019	1,991
2020	576
2021 and Thereafter	94
Total	$ 8,516	$ 12,694